UNITED STATES
               		SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lipe & Dalton
Address:  109 South Warren Street
          Suite 1107
          Syracuse, NY 13202

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Patrick Dalton
Title:  President
Phone:  315-428-8585
Signature, Place, and Date of Signing:

  Patrick M. Dalton    Syracuse, NY  March 22, 2013

Report Type (Check only one.):

[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total: 100056

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                       COM       002824100     266      4054  SH       SOLE    			              4054
APPLE INC COM                         COM       037833100     432       812  SH       SOLE			               812
ARCELORMITTAL CL A ADR                COM       03938L104    3505    200619  SH       SOLE			            200619
BANCO SANTANDER SA ADR                COM       05964H105    2579    315640  SH       SOLE			            315640
BCE INC COM                           COM       05534B760    3010     70105  SH       SOLE			             70105
BECTON DICKINSON & CO COM             COM       075887109    4197     53677  SH       SOLE			                 53677
BP PLC SPONS ADR                      COM       055622104    3535     84895  SH       SOLE			             84895
CELGENE CORP COM                      COM       151020104    3726     47485  SH       SOLE			             47485
CIT GROUP INC COM                     COM       125581801    2416     62515  SH       SOLE			             62515
CVS CAREMARK CORPORATION COM          COM       126650100     215      4447  SH       SOLE			              4447
DEVON ENERGY CORPORATION COM          COM       25179M103    3175     61006  SH       SOLE			             61006
DU PONT E I DE NEMOURS & CO           COM       263534109    3020     67142  SH       SOLE			                 67142
EATON CORP PLC ORD                    COM       G29183103    4233     78136  SH       SOLE			             78136
EXELON CORPORATION COM                COM       30161N101    1426     47956  SH       SOLE			             47956
EXXON MOBIL CORPORATION COM           COM       30231G102    1647     19031  SH       SOLE			             19031
F5 NETWORKS INC COM                   COM       315616102     932      9595  SH       SOLE			              9595
FRANCE TELECOM SA ADR                 COM       35177Q105    3372    305169  SH       SOLE			            305169
GILEAD SCIENCES INC COM               COM       375558103    4367     59459  SH       SOLE			             59459
HSBC HLDG PLC SPON ADR                COM       404280406    5031     94790  SH       SOLE			             94790
INTEL CORP COM                        COM       458140100    2751    133414  SH       SOLE			            133414
INTL BUSINESS MACHINES COM            COM       459200101    2463     12857  SH       SOLE			             12857
ISHARES RUSSELL 1000 GROWTH           COM       464287614     815     12440  SH       SOLE			             12440
ISHARES RUSSELL 1000 VALUE            COM       464287598     369      5073  SH       SOLE			              5073
ISHARES RUSSELL 2000 IDX FUND         COM       464287655    2439     28928  SH       SOLE			             28928
JOHNSON & JOHNSON COM                 COM       478160104     284      4046  SH       SOLE			                  4046
JP MORGAN CHASE & CO COM              COM       46625H100    3835     87221  SH       SOLE			                 87221
LOCKHEED MARTIN COM                   COM       539830109    3672     39788  SH       SOLE			             39788
MEDTRONIC INC COM                     COM       585055106    3733     91005  SH       SOLE			             91005
MICROSOFT CORP COM                    COM       594918104     423     15826  SH       SOLE			             15826
NATIONAL GRID PLC SPON ADR            COM       636274300    3465     60329  SH       SOLE			             60329
NORTHROP GRUMMAN CORP COM             COM       666807102     623      9220  SH       SOLE			              9220
NOVO-NORDISK A S ADR                  COM       670100205     326      2000  SH       SOLE			              2000
ORACLE CORP COM                       COM       68389X105     711     21332  SH       SOLE			             21332
PEPSICO INC COM                       COM       713448108     304      4437  SH       SOLE			              4437
POTASH CORP SASK INC COM              COM       73755L107    2124     52206  SH       SOLE			             52206
PROSHARES ULTRASHORT LEHMAN           COM       74347B201     586      9242  SH       SOLE			              9242
SANOFI ADR                            COM       80105N105    4262     89948  SH       SOLE			             89948
SEADRILL LTD COM 8FMN8                COM       G7945E105    3235     87911  SH       SOLE			             87911
SHERWIN WILLIAMS CO COM               COM       824348106     592      3846  SH       SOLE			              3846
TE CONNECTIVITY LTD COM               COM       H84989104    3296     88800  SH       SOLE			             88800
TELEFONICA DE ESPANA SA SPON          COM       879382208    3072    227694  SH       SOLE			            227694
UNITED TECH CORP COM                  COM       913017109     249      3035  SH       SOLE			              3035
VANGUARD 500 INDEX FD INVEST          COM       922908108     426      3240  SH       SOLE			              3240
VANGUARD/WINDSOR FD INC COM           COM       922018106     252     16707  SH       SOLE			             16707
VODAFONE GROUP PLC ADR                COM       92857W209    2381     94524  SH       SOLE			             94524
WESTPORT INNOVATIONS INC COM          COM       960908309    2285     85555  SH       SOLE			             85555